Document and Entity Information	Dec. 08, 2020
Document and Entity Information [Abstract]
Entity Central Index Key	0000725363
Amendment Flag	false
Document Type	8-K
Document Period End Date	Dec. 08, 2020
Entity Registrant Name	CEL SCI CORP
Entity Incorporation, State or Country Code	CO
Entity File Number	001-11889
Entity Tax Identification Number	84-0916344
Entity Address, Address Line One	8229 Boone Blvd.
Entity Address, Address Line Two	#802
Entity Address, City or Town	Vienna
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	22182
City Area Code	703
Local Phone Number	506-9460
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	CVM
Security Exchange Name	NYSE
Entity Emerging Growth Company	false